Annual Total Returns (Vanguard Consumer Staples Index Fund - Admiral Shares Retail) (Vanguard Consumer Staples Index Fund, Vanguard Consumer Staples Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Annual Total Return
2012	11.09%
2011	13.65%
2010	14.43%
2009	16.95%
2008	(17.00%)
2007	12.87%
2006	15.77%
2005	3.90%